Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Fair value adjustments	£ 9	£ 14
Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	10	15
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	(1)	(1)
- Bid-offer and trade specific adjustments | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	(8)	(12)
- Uncertainty | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	21	27
- Credit risk adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	(3)	(1)
- Funding fair value adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1